Annual Fund Operating Expenses - PIMCO 25 Plus Year Zero Coupon US Treasury Index Exchange-Traded Fund - PIMCO 25 Plus Year Zero Coupon US Treasury Index Exchange-Traded Fund	Nov. 01, 2021
Operating Expenses:
Management Fees	0.15%
Total Annual Fund Operating Expenses	0.15%